Note 9 - Investment and Other Income (Loss) - Disclosure of Finance Income (Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Gain (loss) from investment in marketable securities (Note 14(a))	$ 528	$ (4,704)
Gain from investment in silver futures derivatives (Note 14(b))	1,237	269
Interest income and other	6,344	3,691
	$ 8,109	$ (744)